Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 470,441	$ 343,903	$ 157,701
Less: accumulated depreciation	(42,775)	(29,858)	(12,953)
Total property and equipment, net	427,666	314,045	144,748
Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross		347,559
Total property and equipment, net		317,701
Land
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	5,877	5,878	4,479
Land | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross		5,022
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	250,855	156,372	89,542
Buildings and Improvements | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross		112,692
Construction In Progress
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	134,780	129,588	24,732
Construction In Progress | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross		182,962
Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	78,578	51,714	38,659
Furniture and Equipment | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross		46,532
Vehicles
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 351	$ 351	$ 288